Property, Equipment and Leasehold Improvement, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, equipment and leasehold improvement, net [Abstract]
Depreciation expenses	¥ 1,049	¥ 1,162	¥ 1,665